Feb. 28, 2019
GOLDMAN SACHS TRUST II

Goldman Sachs Multi-Manager Non-Core Fixed Income Fund
(the “Funds”)

Supplement dated April 3, 2019 to the
Prospectus dated February 28, 2019

Pursuant to action taken by the Board of Trustees of Goldman Sachs Trust II, Massachusetts Financial Services Company doing business as MFS Investment Management will now serve as an Underlying Manager of the Goldman Sachs Multi-Manager Global Equity Fund, Marathon Asset Management, L.P. will now serve as an Underlying Manager of the Goldman Sachs Multi-Manager Non-Core Fixed Income Fund and Cohen & Steers Capital Management, Inc. will now serve as an Underlying Manager of the Goldman Sachs Multi-Manager Real Assets Strategy Fund. Quantitative Management Associates LLC, an Underlying Manager of the Goldman Sachs Multi-Manager Global Equity Fund, has also changed its name to QMA LLC.

In addition, the Investment Adviser’s Global Portfolio Solutions Group (“GPS Group”) will at this time no longer manage a passive currency overlay on behalf on the Goldman Sachs Multi-Manager Non-Core Fixed Income Fund, although it may do so in the future.

Effective immediately, the Funds’ Prospectus is revised as follows:

The following replaces the last two sentences in the second paragraph under “Goldman Sachs Multi-Manager Non-Core Fixed Income Fund—Summary—Management Process”:

The GPS Group may also provide risk management services to the Fund by managing a passive currency overlay, which would be designed to hedge exposure to non-U.S. currencies by selling the currencies in which the Fund’s equity securities are traded and investing in the U.S. dollar. The currency overlay would seek to minimize unintended currency exposures for the Fund.